RECLAMATION AND REMEDIATION PROVISIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Change in estimates	$ 16,607	$ 13,389
GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 600
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Change in estimates	13,700	600
Reimbursable amount	$ 12,200
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 3,000
Tucano [Member]
Disclosure of other provisions [line items]
Change in estimates	$ 1,000	2,900
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 700
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Change in estimates	300	6,700
Topia Mine [Member]
Disclosure of other provisions [line items]
Change in estimates	$ 2,200	$ 3,200